Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Debt With Variable Interest Rates [Member]	Sep. 30, 2011 Debt Covered By Interest Rate Swap Agreements [Member]	Sep. 30, 2011 Private Placement Notes [Member]	Sep. 30, 2010 Private Placement Notes [Member]	Sep. 30, 2011 Private Placement Notes 3.86% [Member]	May 19, 2011 Private Placement Notes 3.86% [Member]	Sep. 30, 2011 Private Placement Notes 6.05% [Member]	May 19, 2011 Private Placement Notes 6.05% [Member]	Sep. 30, 2011 Private Placement Notes Early Redemption [Member]	Sep. 30, 2011 Senior Notes Due 2021 [Member]	May 19, 2011 Senior Notes Due 2021 [Member]	Sep. 30, 2010 Senior Notes Due 2021 [Member]	Sep. 30, 2011 Term Loan Due 2012 [Member]	Sep. 30, 2010 Term Loan Due 2012 [Member]	Sep. 30, 2011 Asset Securitization Program [Member]
Short-term Debt [Abstract]
Notes payable	$ 56.0	$ 24.9
Short-term Debt, Weighted Average Interest Rate	3.10%	5.70%
Long-term Debt	2,312.5	2,288.5				1,265.0	1,835.0						600.0		0	447.5	453.5
Current maturities of long-term debt	106.0	266.0
Long-term debt	2,206.5	2,022.5
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum						4.10%						3.90%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum						6.60%						6.10%
Debt Instrument, Maturity Date Range, Start						6/30/2011
Debt Instrument, Maturity Date Range, End						6/30/2017
Debt Instrument, Interest Rate, Stated Percentage					1.90%				3.86%		6.05%			4.70%
Debt Instrument, Maturity Date													May 19, 2021
Debt Instrument, Basis Spread on Variable Rate																0.75%
Debt Instrument, Interest Rate at Period End																0.90%
Debt, Long-term and Short-term, Combined Amount	2,368.5			503.5	300.0
Total Committed Debt Facilities	2,818.5
Total Committed Debt Facilities, Remaining Borrowing Capacity	438.2
Letters of Credit Outstanding, Amount	11.8
Debt Instrument, Decrease, Repayments								25.0		140.0		333.3						14.4
Line of Credit Facility, Decrease, Repayments	82.8
Debt Instrument, Decrease, Repayments, Principal Amount												310.0
Debt Instrument, Decrease, Repayments, Make Whole Premiums												19.9
Debt Instrument, Decrease, Repayments, Accrued Interest												3.4
Treasury Stock, Shares, Acquired	3.7
Payments of Debt Issuance Costs	7.6	0	0										4.5
Receivables Securitization Program, Maximum Borrowing Capacity	200
Receivables Securitization Program, Amount Outstanding	35.0
Long-term Debt, by Maturity [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	106.0
Long-term Debt, Maturities, Repayments of Principal in Year Two	566.5
Long-term Debt, Maturities, Repayments of Principal in Year Three	140.0
Long-term Debt, Maturities, Repayments of Principal in Year Four	230.0
Long-term Debt, Maturities, Repayments of Principal in Year Five	210.0
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 1,060.0